LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Lease Costs

	December 31, 2025	December 31, 2024	December 31, 2023
Operating lease cost	$4,687	$4,046	$3,598
Short-term lease cost	177	146	165
Variable lease cost	261	193	170
Sublease income	$(975)	$(572)	$—
Total lease cost	$4,150	$3,813	$3,933

	December 31, 2025	December 31, 2024	December 31, 2023
Operating cash flows for operating leases, net:	$4,964	$4,254	$2,976
Weighted average remaining operating lease term (years)	6.10	6.26	7.39
Weighted average discount rate operating lease	6.62%	6.55%	6.04%

Schedule of Maturities of Lease Liabilities
The following table outlines maturities of the Company’s lease liabilities as of December 31, 2025:

Operating Leases

2026	$3,435
2027	2,502
2028	2,457
2029	2,458
2030	2,465
2031 and thereafter	4,463
Total undiscounted lease payments	$17,780
Less:
Imputed interest	3,449
Present value of lease liabilities	$14,331